Commitments (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Operating	$ 54.9
Gas processing	737.7
Transportation	1,348.6
Total contractual commitments	2,141.2
Sublease income	(16.7)
1 year
Disclosure of maturity analysis of operating lease payments [line items]
Operating	15.8
Gas processing	115.6
Transportation	186.1
Total contractual commitments	317.5
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	19.7
Gas processing	193.4
Transportation	361.5
Total contractual commitments	574.6
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	11.5
Gas processing	147.9
Transportation	276.5
Total contractual commitments	435.9
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Operating	7.9
Gas processing	280.8
Transportation	524.5
Total contractual commitments	$ 813.2